FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2019
FINANCE COSTS [abstract]
Schedule of finance costs
	2017	2018	2019
	(restated)	(restated)

Interest on bank loans	241	139	114
Interest on other loans	5,207	5,280	5,631
Interest on lease liabilities		-	348
Other borrowing costs	23	21	26

Total borrowing costs	5,471	5,440	6,119

Less: Amount capitalized in property, plant and equipment (note 14)	(2,495)	(2,838)	(3,048)

	2,976	2,602	3,071
Other finance costs:
Unwinding of discount on provision for dismantlement (note 29)	2,145	2,560	2,794

	5,121	5,162	5,865